Operating Segment Information - Schedule Of Operating Segments (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 825,184,760	$ 680,477,636	$ 607,263,125
Unallocated other income	141,461,546	125,538,171	111,867,468
Unallocated other gain	153,487,985	0	0
Unallocated finance costs	(6,729,278)	(12,825,923)	(21,510,079)
Unallocated net changes in fair value on derivative financial liability			7,765,148
PROFIT BEFORE TAX	1,361,698,473	1,331,176,555	1,001,420,217
Depreciation	96,115	44,226	30,374
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,371,881,012	1,397,844,217	1,118,540,173
Gross profit	1,299,822,031	1,375,871,028	1,076,548,268
Unallocated amounts [member]
Disclosure of operating segments [line items]
Unallocated other income	141,461,546	125,538,171	111,867,468
Unallocated other gain	153,487,985
Unallocated finance costs	(6,729,278)	(12,825,923)	(21,510,079)
Unallocated net changes in fair value on derivative financial liability	13,347,266		7,765,148
Corporate and other unallocated expenses	(239,691,077)	(157,406,721)	(173,250,588)
External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	825,184,760	680,477,636	607,263,125
Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	546,696,252	717,366,581	511,277,048
Asset Management [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	581,932,693	680,477,636	607,263,125
Asset Management [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	183,572,996
Gross profit	166,805,327
Asset Management [member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	183,572,996
Strategic Investment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	546,696,252	717,366,581	511,277,048
Gross profit	546,696,252	717,366,581	511,277,048
Strategic Investment [member] | Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	546,696,252	717,366,581	511,277,048
Other Segments [Member]
Disclosure of operating segments [line items]
Depreciation	5,784,258	44,226	30,374
Capital expenditure			110,734
Fashion and luxury media advertising and marketing services [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	59,679,071
Fashion and luxury media advertising and marketing services [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	59,679,071
Gross profit	21,337,768
Fashion and luxury media advertising and marketing services [Member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	59,679,071
Capital market solutions [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	581,932,693	680,477,636	607,263,125
Capital market solutions [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	581,932,693	680,477,636	607,263,125
Gross profit	564,982,684	658,504,447	565,271,220
Capital market solutions [Member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 581,932,693	$ 680,477,636	$ 607,263,125